Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Additional Information (Detail) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Average market value of common shares	$ 73.11	$ 63.69	$ 67.14	$ 61.4